FUNDS FROM SECURITIES ISSUED (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Funds From Securities Issued
Opening balances on January 1	R$ 222,257,328	R$ 166,228,542
Issuance	105,259,934	101,692,599	R$ 105,221,591
Interest accrued	25,707,778	21,101,371
Settlement and interest payments	(108,774,110)	(64,795,895)
Exchange variation and others	515,328	(1,969,289)
Closing balance on December 31	R$ 244,966,258	R$ 222,257,328	R$ 166,228,542